Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	255,255	$54,639,885
Curtiss-Wright Corp.	12,550	1,460,193
General Dynamics Corp.	112,083	16,680,192
Hexcel Corp.	40,097	1,944,304
Howmet Aerospace Inc.	187,321	5,346,141
Huntington Ingalls Industries Inc.	19,438	3,313,790
L3Harris Technologies Inc.	43,371	8,197,987
Lockheed Martin Corp.	64,035	22,731,144
Northrop Grumman Corp.	74,675	22,754,966
Raytheon Technologies Corp.	730,534	52,240,486
Teledyne Technologies Inc.(a)	9,031	3,539,971
Textron Inc.(b)	109,865	5,309,776
TransDigm Group Inc.(a)	10,451	6,467,601

		204,626,436

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	65,253	6,125,299
Expeditors International of Washington Inc.	28,440	2,704,928
FedEx Corp.	41,747	10,838,356
United Parcel Service Inc., Class B	103,434	17,418,286
XPO Logistics Inc.(a)(b)	21,065	2,510,948

		39,597,817

Airlines — 0.5%
Alaska Air Group Inc.	59,360	3,086,720
American Airlines Group Inc.(b)	293,179	4,623,433
Delta Air Lines Inc.	308,013	12,385,203
JetBlue Airways Corp.(a)	150,942	2,194,697
Southwest Airlines Co.	284,964	13,282,172
United Airlines Holdings Inc.(a)	140,481	6,075,803

		41,648,028

Auto Components — 0.3%
Adient PLC(a)	45,068	1,567,014
Aptiv PLC	42,771	5,572,634
BorgWarner Inc.	117,374	4,535,331
Dana Inc.	69,356	1,353,829
Gentex Corp.	49,404	1,676,278
Goodyear Tire & Rubber Co. (The)	111,905	1,220,883
Lear Corp.	26,228	4,171,039
Visteon Corp.(a)	6,948	872,113

		20,969,121

Automobiles — 0.6%
Ford Motor Co.	1,884,179	16,561,933
General Motors Co.	606,407	25,250,788
Harley-Davidson Inc.(b)	73,577	2,700,276
Thor Industries Inc.	26,578	2,471,488

		46,984,485

Banks — 8.2%
Associated Banc-Corp	73,725	1,257,011
BancorpSouth Bank	46,285	1,270,060
Bank of America Corp.	3,661,852	110,990,734
Bank of Hawaii Corp.	19,231	1,473,479
Bank OZK	58,029	1,814,567
Cathay General Bancorp.	35,946	1,157,102
CIT Group Inc.	47,292	1,697,783
Citigroup Inc.	1,001,465	61,750,332
Citizens Financial Group Inc.	204,999	7,330,764
Comerica Inc.	66,763	3,729,381
Commerce Bancshares Inc.	26,313	1,728,764

Security	Shares	Value

Banks (continued)
Cullen/Frost Bankers Inc.	26,853	$2,342,387
East West Bancorp. Inc.	67,955	3,445,998
Fifth Third Bancorp.	341,971	9,428,140
First Financial Bankshares Inc.	24,558	888,386
First Horizon Corp.	266,304	3,398,039
First Republic Bank/CA	39,243	5,765,974
FNB Corp.	154,869	1,471,256
Fulton Financial Corp.	77,884	990,684
Glacier Bancorp. Inc.	22,898	1,053,537
Hancock Whitney Corp.	41,480	1,411,150
Home BancShares Inc./AR	72,942	1,420,910
Huntington Bancshares Inc./OH	488,320	6,167,482
International Bancshares Corp.	26,729	1,000,734
JPMorgan Chase & Co.	1,466,244	186,315,625
KeyCorp	468,717	7,691,646
M&T Bank Corp.	61,582	7,839,389
PacWest Bancorp.	40,359	1,025,119
People’s United Financial Inc.	203,943	2,636,983
Pinnacle Financial Partners Inc.	36,410	2,344,804
PNC Financial Services Group Inc. (The)	203,901	30,381,249
Prosperity Bancshares Inc.	44,429	3,081,595
Regions Financial Corp.	461,024	7,431,707
Signature Bank/New York NY	16,715	2,261,372
Sterling Bancorp./DE	93,296	1,677,462
Synovus Financial Corp.	70,950	2,296,652
TCF Financial Corp.	73,197	2,709,753
Texas Capital Bancshares Inc.(a)	24,222	1,441,209
Truist Financial Corp.	648,721	31,093,198
Trustmark Corp.	30,442	831,371
U.S. Bancorp.	659,647	30,732,954
UMB Financial Corp.	20,747	1,431,336
Umpqua Holdings Corp.	60,252	912,215
United Bankshares Inc./WV	62,286	2,018,066
Valley National Bancorp.	193,867	1,890,203
Webster Financial Corp.	43,300	1,825,095
Wells Fargo & Co.	1,988,769	60,021,048
Wintrust Financial Corp.	27,665	1,690,055
Zions Bancorp NA	78,728	3,419,944

		627,984,704

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	43,808	3,479,669
Coca-Cola Co. (The)	1,209,280	66,316,915
Constellation Brands Inc., Class A	81,714	17,899,452
Molson Coors Beverage Co., Class B	90,315	4,081,335
PepsiCo Inc.	385,556	57,177,955

		148,955,326

Biotechnology — 1.4%
AbbVie Inc.	221,060	23,686,579
Alexion Pharmaceuticals Inc.(a)	28,366	4,431,904
Amgen Inc.	140,065	32,203,745
Biogen Inc.(a)	34,716	8,500,560
Gilead Sciences Inc.	603,025	35,132,236
Incyte Corp.(a)	33,058	2,875,385
Ligand Pharmaceuticals Inc.(a)	3,708	368,760
United Therapeutics Corp.(a)	12,373	1,878,098

		109,077,267

Building Products — 0.7%
A O Smith Corp.	65,006	3,563,629
Allegion PLC	25,622	2,981,888

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)	50,148	$2,046,540
Carrier Global Corp.	140,780	5,310,222
Fortune Brands Home & Security Inc.	28,678	2,458,278
Johnson Controls International PLC	349,122	16,265,594
Lennox International Inc.	6,859	1,879,160
Masco Corp.	70,343	3,863,941
Owens Corning	51,953	3,935,959
Trane Technologies PLC	62,240	9,034,759

		51,339,970

Capital Markets — 3.6%
Affiliated Managers Group Inc.	21,775	2,214,518
Ameriprise Financial Inc.	56,631	11,005,102
Bank of New York Mellon Corp. (The)	393,162	16,685,795
BlackRock Inc.(c)	20,424	14,736,733
Cboe Global Markets Inc.	25,410	2,366,179
Charles Schwab Corp. (The)	717,530	38,057,791
CME Group Inc.	172,741	31,447,499
Evercore Inc., Class A	7,411	812,542
Federated Hermes Inc.	26,733	772,316
Franklin Resources Inc.	130,793	3,268,517
Goldman Sachs Group Inc. (The)	165,504	43,645,060
Intercontinental Exchange Inc.	124,598	14,364,904
Invesco Ltd.	180,796	3,151,274
Janus Henderson Group PLC	71,403	2,321,312
Moody’s Corp.	21,708	6,300,530
Morgan Stanley	687,503	47,114,581
Nasdaq Inc.	19,292	2,560,820
Northern Trust Corp.	99,903	9,304,965
Raymond James Financial Inc.	58,500	5,596,695
SEI Investments Co.	28,220	1,621,803
State Street Corp.	170,401	12,401,785
Stifel Financial Corp.	28,680	1,447,168
T Rowe Price Group Inc.	43,478	6,582,134

		277,780,023

Chemicals — 2.4%
Air Products & Chemicals Inc.	57,572	15,729,822
Ashland Global Holdings Inc.	16,751	1,326,679
Avient Corp.	43,911	1,768,735
Cabot Corp.	27,169	1,219,345
Celanese Corp.	56,112	7,291,193
CF Industries Holdings Inc.	102,684	3,974,898
Chemours Co. (The)	43,430	1,076,630
Corteva Inc.	359,522	13,920,692
Dow Inc.	181,587	10,078,078
DuPont de Nemours Inc.	353,343	25,126,221
Eastman Chemical Co.	65,024	6,520,607
Ecolab Inc.	64,720	14,002,819
Ingevity Corp.(a)	10,105	765,252
International Flavors & Fragrances Inc.	51,330	5,586,757
Linde PLC	106,109	27,960,783
LyondellBasell Industries NV, Class A	123,419	11,312,585
Minerals Technologies Inc.(b)	16,320	1,013,798
Mosaic Co. (The)	165,589	3,810,203
NewMarket Corp.	2,178	867,476
Olin Corp.	68,200	1,674,992
PPG Industries Inc.	113,902	16,426,946
RPM International Inc.	23,703	2,151,758
Sensient Technologies Corp.	10,571	779,823
Sherwin-Williams Co. (The)	12,164	8,939,445

Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	35,569	$823,067

		184,148,604

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	14,712	1,059,264
Cintas Corp.	14,344	5,070,030
Clean Harbors Inc.(a)	14,882	1,132,520
Healthcare Services Group Inc.	35,721	1,003,760
Herman Miller Inc.	28,270	955,526
HNI Corp.	20,502	706,499
KAR Auction Services Inc.	62,041	1,154,583
Republic Services Inc.	100,975	9,723,893
Stericycle Inc.(a)	26,808	1,858,599
Waste Management Inc.	114,487	13,501,452

		36,166,126

Communications Equipment — 1.4%
Ciena Corp.(a)	46,668	2,466,404
Cisco Systems Inc.	2,032,552	90,956,702
F5 Networks Inc.(a)	16,561	2,913,742
Juniper Networks Inc.	158,276	3,562,793
Motorola Solutions Inc.	44,754	7,610,865
NetScout Systems Inc.(a)	35,315	968,337
ViaSat Inc.(a)(b)	30,793	1,005,392

		109,484,235

Construction & Engineering — 0.2%
AECOM(a)	72,366	3,602,379
Dycom Industries Inc.(a)	15,317	1,156,740
EMCOR Group Inc.	26,369	2,411,709
Fluor Corp.	60,072	959,350
Jacobs Engineering Group Inc.	23,646	2,576,468
MasTec Inc.(a)	26,948	1,837,314
Quanta Services Inc.	27,993	2,016,056
Valmont Industries Inc.	6,016	1,052,379

		15,612,395

Construction Materials — 0.2%
Eagle Materials Inc.	7,627	772,996
Martin Marietta Materials Inc.	29,891	8,488,147
Vulcan Materials Co.	36,892	5,471,453

		14,732,596

Consumer Finance — 1.1%
American Express Co.	313,729	37,932,974
Capital One Financial Corp.	220,331	21,779,719
Discover Financial Services	147,978	13,396,448
FirstCash Inc.	19,892	1,393,236
Navient Corp.	89,415	878,055
Prog Holdings Inc.	17,959	967,451
Synchrony Financial	260,616	9,045,982

		85,393,865

Containers & Packaging — 0.6%
Amcor PLC	752,893	8,861,551
AptarGroup Inc.	12,117	1,658,696
Avery Dennison Corp.	23,222	3,601,964
Ball Corp.	56,527	5,267,186
Greif Inc., Class A, NVS	12,692	595,001
International Paper Co.	188,693	9,381,816
O-I Glass Inc.	75,444	897,784
Packaging Corp. of America	45,517	6,277,249
Sealed Air Corp.	25,320	1,159,403
Silgan Holdings Inc.	21,237	787,468

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	48,204	$2,856,087
Westrock Co.	126,076	5,488,088

		46,832,293

Distributors — 0.2%
Genuine Parts Co.	69,248	6,954,577
LKQ Corp.(a)	134,405	4,736,432

		11,691,009

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	25,003	848,852
Graham Holdings Co., Class B	1,941	1,035,291
Grand Canyon Education Inc.(a)	14,171	1,319,462
H&R Block Inc.	88,044	1,396,378
Service Corp. International	33,165	1,628,401
Strategic Education Inc.	11,715	1,116,791
WW International Inc.(a)	13,786	336,378

		7,681,553

Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	936,122	217,058,608
Jefferies Financial Group Inc.	99,314	2,443,125

		219,501,733

Diversified Telecommunication Services — 2.9%
AT&T Inc.	3,427,742	98,581,860
CenturyLink Inc.	473,970	4,621,207
Verizon Communications Inc.	1,990,501	116,941,934

		220,145,001

Electric Utilities — 3.2%
ALLETE Inc.	24,948	1,545,279
Alliant Energy Corp.	119,890	6,177,932
American Electric Power Co. Inc.	239,202	19,918,350
Duke Energy Corp.	354,104	32,421,762
Edison International	181,693	11,413,954
Entergy Corp.	96,114	9,596,022
Evergy Inc.	108,881	6,043,984
Eversource Energy	165,458	14,313,772
Exelon Corp.	470,086	19,847,031
FirstEnergy Corp.	260,451	7,972,405
Hawaiian Electric Industries Inc.	52,407	1,854,684
IDACORP Inc.	24,223	2,326,135
NextEra Energy Inc.	537,141	41,440,428
NRG Energy Inc.	48,067	1,804,916
OGE Energy Corp.	96,012	3,058,942
Pinnacle West Capital Corp.	54,048	4,321,138
PNM Resources Inc.	23,113	1,121,674
PPL Corp.	369,047	10,407,125
Southern Co. (The)	508,272	31,223,149
Xcel Energy Inc.	253,387	16,893,311

		243,701,993

Electrical Equipment — 0.8%
Acuity Brands Inc.	17,681	2,140,992
AMETEK Inc.	56,322	6,811,583
Eaton Corp. PLC	191,975	23,063,877
Emerson Electric Co.	173,184	13,918,798
EnerSys	10,422	865,651
Hubbell Inc.	10,412	1,632,497
nVent Electric PLC	81,658	1,901,815
Regal Beloit Corp.	9,743	1,196,538
Rockwell Automation Inc.	24,538	6,154,376

		57,686,127

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	54,566	$7,135,596
Arrow Electronics Inc.(a)	36,264	3,528,487
Avnet Inc.	47,438	1,665,548
Belden Inc.	21,415	897,289
CDW Corp./DE	38,439	5,065,876
Coherent Inc.(a)(b)	7,742	1,161,455
Corning Inc.	194,370	6,997,320
FLIR Systems Inc.	62,954	2,759,274
IPG Photonics Corp.(a)	9,429	2,110,116
Jabil Inc.	64,606	2,747,693
Keysight Technologies Inc.(a)	38,250	5,052,442
National Instruments Corp.	34,649	1,522,477
SYNNEX Corp.	19,793	1,611,942
TE Connectivity Ltd.	99,062	11,993,436
Vishay Intertechnology Inc.	63,632	1,317,819
Vontier Corp.(a)	64,658	2,159,577
Zebra Technologies Corp., Class A(a)	6,911	2,656,105

		60,382,452

Energy Equipment & Services — 0.5%
Baker Hughes Co.	329,203	6,863,883
ChampionX Corp.(a)	52,630	805,239
Halliburton Co.	424,333	8,019,894
NOV Inc.	186,373	2,558,901
Schlumberger Ltd.	671,668	14,662,512
TechnipFMC PLC	202,776	1,906,094

		34,816,523

Entertainment — 2.5%
Activision Blizzard Inc.	152,934	14,199,922
Cinemark Holdings Inc.	51,613	898,582
Electronic Arts Inc.	64,051	9,197,724
Live Nation Entertainment Inc.(a)	68,637	5,043,447
Walt Disney Co. (The)(a)	870,880	157,786,038
World Wrestling Entertainment Inc., Class A	9,415	452,391

		187,578,104

Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities Inc.	59,436	10,592,684
American Campus Communities Inc.	40,298	1,723,545
American Tower Corp.	104,820	23,527,897
Apartment Income REIT Corp.(a)	71,457	2,744,663
AvalonBay Communities Inc.	67,013	10,750,896
Boston Properties Inc.	67,996	6,427,662
Brixmor Property Group Inc.	142,316	2,355,330
Camden Property Trust	24,778	2,475,818
CoreSite Realty Corp.	7,390	925,819
Corporate Office Properties Trust	53,846	1,404,304
Cousins Properties Inc.	71,313	2,388,985
Crown Castle International Corp.	83,305	13,261,323
Digital Realty Trust Inc.	135,035	18,838,733
Douglas Emmett Inc.	79,130	2,309,013
Duke Realty Corp.	105,341	4,210,480
EastGroup Properties Inc.	7,973	1,100,752
EPR Properties	35,819	1,164,117
Equinix Inc.	18,069	12,904,518
Equity Residential	164,393	9,745,217
Essex Property Trust Inc.	31,301	7,431,483
Extra Space Storage Inc.	32,257	3,737,296
Federal Realty Investment Trust	33,041	2,812,450
First Industrial Realty Trust Inc.	30,351	1,278,688
Healthcare Realty Trust Inc.	39,185	1,159,876

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	258,420	$7,812,037
Highwoods Properties Inc.	49,876	1,976,586
Host Hotels & Resorts Inc.	338,564	4,953,191
Hudson Pacific Properties Inc.	73,034	1,754,277
Iron Mountain Inc.	138,325	4,077,821
JBG SMITH Properties	53,413	1,670,225
Kilroy Realty Corp.	50,340	2,889,516
Kimco Realty Corp.	207,603	3,116,121
Lamar Advertising Co., Class A	20,936	1,742,294
Life Storage Inc.	11,215	1,338,959
Macerich Co. (The)(b)	53,812	574,174
Medical Properties Trust Inc.	156,946	3,419,853
Mid-America Apartment Communities Inc.	54,897	6,954,901
National Retail Properties Inc.	83,392	3,412,401
Omega Healthcare Investors Inc.	108,963	3,957,536
Park Hotels & Resorts Inc.	113,098	1,939,631
Pebblebrook Hotel Trust	62,845	1,181,486
Physicians Realty Trust	99,955	1,779,199
PotlatchDeltic Corp.	19,901	995,448
Prologis Inc.	355,613	35,440,392
PS Business Parks Inc.	5,201	691,057
Public Storage	41,615	9,610,152
Rayonier Inc.	39,318	1,155,163
Realty Income Corp.	168,477	10,474,215
Regency Centers Corp.	75,749	3,453,397
Rexford Industrial Realty Inc.	25,686	1,261,439
Sabra Health Care REIT Inc.	99,326	1,725,293
SBA Communications Corp.	18,670	5,267,367
Service Properties Trust	79,117	909,054
Simon Property Group Inc.	158,287	13,498,715
SL Green Realty Corp.	34,834	2,075,410
Spirit Realty Capital Inc.	54,840	2,202,923
STORE Capital Corp.	71,469	2,428,517
UDR Inc.	141,353	5,432,196
Urban Edge Properties	52,655	681,356
Ventas Inc.	179,799	8,817,343
Vornado Realty Trust	75,285	2,811,142
Weingarten Realty Investors	57,817	1,252,894
Welltower Inc.	201,494	13,020,542
Weyerhaeuser Co.	360,514	12,088,034

		335,113,806

Food & Staples Retailing — 2.4%
BJ’s Wholesale Club Holdings Inc.(a)	65,898	2,456,677
Casey’s General Stores Inc.	10,990	1,963,034
Costco Wholesale Corp.	99,755	37,585,689
Grocery Outlet Holding Corp.(a)(b)	15,626	613,321
Kroger Co. (The)	374,075	11,880,622
Sprouts Farmers Market Inc.(a)	56,618	1,138,022
Sysco Corp.	245,535	18,233,429
Walgreens Boots Alliance Inc.	346,889	13,833,933
Walmart Inc.	666,859	96,127,725

		183,832,452

Food Products — 2.0%
Archer-Daniels-Midland Co.	268,593	13,539,773
Campbell Soup Co.	97,210	4,700,104
Conagra Brands Inc.	234,493	8,502,716
Flowers Foods Inc.	57,619	1,303,918
General Mills Inc.	294,703	17,328,537
Hain Celestial Group Inc. (The)(a)	15,052	604,338

Security	Shares	Value

Food Products (continued)
Hershey Co. (The)	41,782	$6,364,652
Hormel Foods Corp.	134,769	6,281,583
Ingredion Inc.	32,156	2,529,713
JM Smucker Co. (The)	54,765	6,330,834
Kellogg Co.	122,093	7,597,847
Kraft Heinz Co. (The)	311,042	10,780,716
Lamb Weston Holdings Inc.	44,254	3,484,560
Lancaster Colony Corp.	3,944	724,631
McCormick & Co. Inc./MD, NVS	66,850	6,390,860
Mondelez International Inc., Class A	687,937	40,223,676
Pilgrim’s Pride Corp.(a)	23,379	458,462
Post Holdings Inc.(a)	29,410	2,970,704
Sanderson Farms Inc.	9,502	1,256,164
Tootsie Roll Industries Inc.	5,723	169,973
TreeHouse Foods Inc.(a)	27,125	1,152,541
Tyson Foods Inc., Class A	141,182	9,097,768

		151,794,070

Gas Utilities — 0.2%
Atmos Energy Corp.	60,431	5,766,930
National Fuel Gas Co.	43,666	1,795,983
New Jersey Resources Corp.	46,147	1,640,526
ONE Gas Inc.	25,485	1,956,484
Southwest Gas Holdings Inc.	27,279	1,657,199
Spire Inc.	24,777	1,586,719
UGI Corp.	100,047	3,497,643

		17,901,484

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	349,541	38,271,244
Baxter International Inc.	246,151	19,751,156
Becton Dickinson and Co.	139,526	34,912,196
Boston Scientific Corp.(a)	689,517	24,788,136
Cantel Medical Corp.	9,345	736,947
Cooper Companies Inc. (The)	13,891	5,046,878
Danaher Corp.	97,447	21,646,877
DENTSPLY SIRONA Inc.	104,912	5,493,192
Edwards Lifesciences Corp.(a)	129,487	11,813,099
Haemonetics Corp.(a)	11,242	1,334,987
Hill-Rom Holdings Inc.	18,690	1,831,059
Hologic Inc.(a)	34,543	2,515,767
ICU Medical Inc.(a)	4,590	984,509
Integra LifeSciences Holdings Corp.(a)(b)	16,990	1,102,991
Intuitive Surgical Inc.(a)	17,023	13,926,516
LivaNova PLC(a)(b)	23,324	1,544,282
Medtronic PLC	647,460	75,843,464
Neogen Corp.(a)	10,183	807,512
NuVasive Inc.(a)	24,617	1,386,676
STERIS PLC	17,610	3,337,799
Stryker Corp.	80,348	19,688,474
Teleflex Inc.	11,848	4,876,281
Varian Medical Systems Inc.(a)	16,665	2,916,542
Zimmer Biomet Holdings Inc.	99,995	15,408,230

		309,964,814

Health Care Providers & Services — 4.0%
Acadia Healthcare Co. Inc.(a)	26,486	1,331,186
AmerisourceBergen Corp.	70,593	6,901,172
Anthem Inc.	119,629	38,411,676
Cardinal Health Inc.	140,845	7,543,658
Centene Corp.(a)	279,611	16,785,048
Cigna Corp.	173,785	36,178,561

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	629,610	$43,002,363
Encompass Health Corp.	21,003	1,736,738
HCA Healthcare Inc.	127,143	20,909,938
Henry Schein Inc.(a)	68,535	4,582,250
Humana Inc.	30,490	12,509,132
Laboratory Corp. of America Holdings(a)	46,753	9,516,573
McKesson Corp.	77,513	13,481,061
Molina Healthcare Inc.(a)	13,092	2,784,407
Patterson Companies Inc.	41,691	1,235,304
Quest Diagnostics Inc.	64,688	7,708,869
Tenet Healthcare Corp.(a)	50,652	2,022,535
UnitedHealth Group Inc.	219,072	76,824,169
Universal Health Services Inc., Class B	37,308	5,129,850

		308,594,490

Health Care Technology — 0.1%
Cerner Corp.	83,885	6,583,295

Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp.	17,731	761,015
Caesars Entertainment Inc.(a)	41,989	3,118,523
Carnival Corp.	356,988	7,732,360
Choice Hotels International Inc.	6,508	694,599
Cracker Barrel Old Country Store Inc.	11,389	1,502,437
Darden Restaurants Inc.	62,495	7,444,404
Hilton Worldwide Holdings Inc.	83,901	9,334,825
Las Vegas Sands Corp.	157,658	9,396,417
Marriott International Inc./MD, Class A	128,248	16,918,476
Marriott Vacations Worldwide Corp.	19,711	2,704,743
McDonald’s Corp.	215,049	46,145,214
MGM Resorts International	196,791	6,200,884
Norwegian Cruise Line Holdings Ltd.(a)(b)	151,506	3,852,798
Penn National Gaming Inc.(a)(b)	28,329	2,446,776
Royal Caribbean Cruises Ltd.	89,377	6,675,568
Scientific Games Corp./DE, Class A(a)	11,323	469,791
Six Flags Entertainment Corp.	22,085	753,099
Starbucks Corp.	237,364	25,393,201
Wyndham Destinations Inc.	25,140	1,127,780
Wyndham Hotels & Resorts Inc.	20,570	1,222,681
Wynn Resorts Ltd.	46,602	5,258,104
Yum! Brands Inc.	82,535	8,960,000

		168,113,695

Household Durables — 0.6%
DR Horton Inc.	63,669	4,388,067
Garmin Ltd.	31,506	3,770,008
KB Home	42,276	1,417,092
Leggett & Platt Inc.	63,603	2,817,613
Lennar Corp., Class A	132,061	10,067,010
Mohawk Industries Inc.(a)	28,710	4,046,674
Newell Brands Inc.	181,268	3,848,320
NVR Inc.(a)	1,680	6,854,165
PulteGroup Inc.	63,060	2,719,147
Taylor Morrison Home Corp.(a)	62,372	1,599,842
Toll Brothers Inc.	30,869	1,341,875
TRI Pointe Group Inc.(a)(b)	60,879	1,050,163
Whirlpool Corp.	30,022	5,418,671

		49,338,647

Household Products — 1.6%
Church & Dwight Co. Inc.	39,356	3,433,024
Clorox Co. (The)	19,966	4,031,535

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	198,379	$16,963,388
Energizer Holdings Inc.	14,817	624,981
Kimberly-Clark Corp.	101,791	13,724,481
Procter & Gamble Co. (The)	620,222	86,297,689

		125,075,098

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	197,946	4,651,731

Industrial Conglomerates — 2.3%
3M Co.	277,460	48,497,233
Carlisle Companies Inc.	10,759	1,680,340
General Electric Co.	4,213,666	45,507,593
Honeywell International Inc.	337,524	71,791,355
Roper Technologies Inc.	23,154	9,981,458

		177,457,979

Insurance — 3.4%
Aflac Inc.	315,295	14,021,169
Alleghany Corp.	6,871	4,147,954
Allstate Corp. (The)	146,655	16,121,784
American Financial Group Inc./OH	33,768	2,958,752
American International Group Inc.	413,544	15,656,776
Aon PLC, Class A	53,026	11,202,803
Arthur J Gallagher & Co.	52,618	6,509,373
Assurant Inc.	28,476	3,879,001
Chubb Ltd.	217,165	33,426,037
Cincinnati Financial Corp.	71,825	6,275,350
CNO Financial Group Inc.	66,714	1,483,052
Everest Re Group Ltd.	19,185	4,491,017
First American Financial Corp.	53,592	2,766,955
Genworth Financial Inc., Class A(a)	242,894	918,139
Globe Life Inc.	46,221	4,389,146
Hanover Insurance Group Inc. (The)	17,880	2,090,530
Hartford Financial Services Group Inc. (The)	172,004	8,424,756
Kemper Corp.	29,513	2,267,484
Lincoln National Corp.	87,201	4,387,082
Loews Corp.	112,154	5,049,173
Marsh & McLennan Companies Inc.	124,812	14,603,004
Mercury General Corp.	12,754	665,886
MetLife Inc.	368,813	17,315,770
Old Republic International Corp.	135,737	2,675,376
Principal Financial Group Inc.	122,643	6,084,319
Progressive Corp. (The)	101,193	10,005,964
Prudential Financial Inc.	191,063	14,916,288
Reinsurance Group of America Inc.	32,609	3,779,383
RenaissanceRe Holdings Ltd.	10,486	1,738,789
RLI Corp.	7,802	812,578
Selective Insurance Group Inc.	28,724	1,923,934
Travelers Companies Inc. (The)	122,129	17,143,248
Unum Group	97,762	2,242,660
Willis Towers Watson PLC	62,232	13,111,038
WR Berkley Corp.	67,580	4,488,664

		261,973,234

Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)	29,082	836,980
Yelp Inc.(a)	16,362	534,547

		1,371,527

Internet & Direct Marketing Retail — 0.4%
Booking Holdings Inc.(a)(b)	12,226	27,230,603

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Expedia Group Inc.	41,761	$5,529,156

		32,759,759

IT Services — 5.0%
Accenture PLC, Class A	134,105	35,029,567
Akamai Technologies Inc.(a)	28,324	2,973,737
Alliance Data Systems Corp.	22,906	1,697,335
Automatic Data Processing Inc.	107,455	18,933,571
Broadridge Financial Solutions Inc.	27,748	4,250,994
CACI International Inc., Class A(a)	6,901	1,720,626
Cognizant Technology Solutions Corp., Class A	125,750	10,305,213
Concentrix Corp.(a)	10,282	1,014,833
DXC Technology Co.	122,123	3,144,667
Fidelity National Information Services Inc.	298,477	42,222,556
Fiserv Inc.(a)	88,523	10,079,229
FleetCor Technologies Inc.(a)	22,818	6,225,435
Gartner Inc.(a)	20,143	3,226,707
Global Payments Inc.	144,051	31,031,466
International Business Machines Corp.	428,615	53,954,056
Jack Henry & Associates Inc.	19,051	3,086,072
KBR Inc.	68,416	2,116,107
Leidos Holdings Inc.	64,216	6,750,386
LiveRamp Holdings Inc.(a)	14,960	1,094,922
Mastercard Inc., Class A	135,414	48,334,673
MAXIMUS Inc.	11,212	820,606
Paychex Inc.	72,182	6,725,919
Perspecta Inc.	40,721	980,562
Sabre Corp.	100,339	1,206,075
Science Applications International Corp.	17,049	1,613,517
VeriSign Inc.(a)	27,955	6,049,462
Visa Inc., Class A	326,263	71,363,506
Western Union Co. (The)	197,342	4,329,684
WEX Inc.(a)	8,899	1,811,213

		382,092,696

Leisure Products — 0.1%
Brunswick Corp./DE	16,923	1,290,210
Hasbro Inc.	61,173	5,722,122
Polaris Inc.	14,755	1,405,856

		8,418,188

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	41,129	4,873,375
Illumina Inc.(a)	35,246	13,041,020
IQVIA Holdings Inc.(a)	33,128	5,935,544
Waters Corp.(a)	13,400	3,315,428

		27,165,367

Machinery — 2.3%
AGCO Corp.	17,100	1,762,839
Caterpillar Inc.	138,598	25,227,608
Colfax Corp.(a)(b)	48,334	1,848,292
Crane Co.	23,711	1,841,396
Cummins Inc.	40,493	9,195,960
Deere & Co.	37,604	10,117,356
Donaldson Co. Inc.	30,297	1,692,996
Dover Corp.	69,171	8,732,839
Flowserve Corp.	62,526	2,304,083
Fortive Corp.	161,860	11,462,925
IDEX Corp.	20,111	4,006,111
Illinois Tool Works Inc.	77,791	15,860,029
Ingersoll Rand Inc.(a)	178,425	8,129,043
ITT Inc.	22,809	1,756,749

Security	Shares	Value

Machinery (continued)
Kennametal Inc.	39,972	$1,448,585
Middleby Corp. (The)(a)	10,409	1,341,928
Nordson Corp.	9,586	1,926,307
Oshkosh Corp.	32,730	2,817,071
Otis Worldwide Corp.	93,821	6,337,609
PACCAR Inc.	167,164	14,422,910
Parker-Hannifin Corp.	29,676	8,084,039
Pentair PLC	79,846	4,239,024
Snap-on Inc.	26,026	4,454,090
Stanley Black & Decker Inc.	77,328	13,807,688
Terex Corp.	20,622	719,502
Trinity Industries Inc.	40,549	1,070,088
Westinghouse Air Brake Technologies Corp.	85,878	6,286,270
Woodward Inc.	13,452	1,634,822
Xylem Inc./NY	46,718	4,755,425

		177,283,584

Marine — 0.0%
Kirby Corp.(a)	28,821	1,493,792

Media — 1.4%
Comcast Corp., Class A	1,229,915	64,447,546
Discovery Inc., Class A(a)(b)	76,953	2,315,516
Discovery Inc., Class C, NVS(a)(b)	141,599	3,708,478
DISH Network Corp., Class A(a)	118,695	3,838,596
Fox Corp., Class A, NVS	162,026	4,718,197
Fox Corp., Class B(a)	74,256	2,144,513
Interpublic Group of Companies Inc. (The)	187,222	4,403,462
John Wiley & Sons Inc., Class A	20,936	955,938
News Corp., Class A, NVS	187,662	3,372,286
News Corp., Class B	58,455	1,038,745
Omnicom Group Inc.	103,190	6,435,960
TEGNA Inc.	63,145	880,873
ViacomCBS Inc., Class B, NVS	271,197	10,104,800

		108,364,910

Metals & Mining — 0.5%
Commercial Metals Co.	57,632	1,183,761
Compass Minerals International Inc.	8,473	522,953
Ferroglobe PLC(a)(d)	5,019	0	(e)
Freeport-McMoRan Inc.	265,012	6,895,612
Newmont Corp.	173,527	10,392,532
Nucor Corp.	144,931	7,708,880
Reliance Steel & Aluminum Co.	30,601	3,664,470
Royal Gold Inc.	13,224	1,406,505
Steel Dynamics Inc.	95,930	3,536,939
United States Steel Corp.	105,797	1,774,216
Worthington Industries Inc.	7,236	371,496

		37,457,364

Multi-Utilities — 1.7%
Ameren Corp.	118,661	9,262,678
Black Hills Corp.	30,118	1,850,751
CenterPoint Energy Inc.	261,520	5,659,293
CMS Energy Corp.	137,445	8,385,519
Consolidated Edison Inc.	164,222	11,868,324
Dominion Energy Inc.	392,620	29,525,024
DTE Energy Co.	92,913	11,280,567
MDU Resources Group Inc.	96,253	2,535,304
NiSource Inc.	183,948	4,219,767
NorthWestern Corp.	24,281	1,415,825
Public Service Enterprise Group Inc.	244,137	14,233,187

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy	139,068	$17,718,654
WEC Energy Group Inc.	152,249	14,011,476

		131,966,369

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	113,589	12,272,156
Kohl’s Corp.	75,677	3,079,297
Nordstrom Inc.	52,225	1,629,942
Target Corp.	82,158	14,503,352

		31,484,747

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.	181,197	2,571,185
Cabot Oil & Gas Corp.	191,325	3,114,771
Chevron Corp.	925,986	78,199,518
Cimarex Energy Co.	25,449	954,592
Concho Resources Inc.	94,227	5,498,145
ConocoPhillips	514,538	20,576,375
Devon Energy Corp.	183,614	2,902,937
Diamondback Energy Inc.	75,830	3,670,172
EOG Resources Inc.	281,552	14,040,998
EQT Corp.	82,019	1,042,462
Equitrans Midstream Corp.	107,327	862,909
Escrow PetroCorp.(a)(d)	190	0	(e)
Exxon Mobil Corp.	2,033,863	83,835,833
Hess Corp.	61,658	3,254,926
HollyFrontier Corp.	71,548	1,849,516
Kinder Morgan Inc./DE	939,963	12,849,294
Marathon Oil Corp.	378,919	2,527,390
Marathon Petroleum Corp.	314,167	12,993,947
Murphy Oil Corp.	69,305	838,591
Occidental Petroleum Corp.	402,291	6,963,657
ONEOK Inc.	213,318	8,187,145
Phillips 66	210,762	14,740,694
Pioneer Natural Resources Co.	78,922	8,988,427
Valero Energy Corp.	195,741	11,073,068
Williams Companies Inc. (The)	586,162	11,752,548
World Fuel Services Corp.	30,479	949,726
WPX Energy Inc.(a)	193,903	1,580,309

		315,819,135

Paper & Forest Products — 0.0%
Domtar Corp.	26,496	838,598
Louisiana-Pacific Corp.	23,617	877,844

		1,716,442

Personal Products — 0.2%
Coty Inc., Class A	136,026	954,902
Edgewell Personal Care Co.	26,094	902,331
Estee Lauder Companies Inc. (The), Class A	48,128	12,811,192
Nu Skin Enterprises Inc., Class A	11,020	602,023

		15,270,448

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	521,888	32,372,713
Eli Lilly & Co.	149,080	25,170,667
Johnson & Johnson	759,784	119,574,806
Merck & Co. Inc.	632,836	51,765,985
Nektar Therapeutics(a)(b)	53,392	907,664
Perrigo Co. PLC	65,520	2,930,054
Pfizer Inc.	2,673,695	98,418,713
Prestige Consumer Healthcare Inc.(a)(b)	24,052	838,693
Viatris Inc.(a)	579,105	10,852,428

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	61,596	$10,194,138

		353,025,861

Professional Services — 0.3%
Equifax Inc.	29,196	5,630,157
IHS Markit Ltd.	63,056	5,664,321
ManpowerGroup Inc.	27,615	2,490,321
Nielsen Holdings PLC	171,366	3,576,408
Robert Half International Inc.	54,711	3,418,343

		20,779,550

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	161,021	10,099,237
Jones Lang LaSalle Inc.(b)	24,626	3,653,760

		13,752,997

Road & Rail — 1.0%
Avis Budget Group Inc.(a)	24,752	923,250
CSX Corp.	177,050	16,067,287
JB Hunt Transport Services Inc.	16,433	2,245,569
Kansas City Southern	22,016	4,494,126
Landstar System Inc.	6,819	918,246
Norfolk Southern Corp.	67,374	16,008,736
Ryder System Inc.	25,864	1,597,361
Union Pacific Corp.	168,572	35,100,062
Werner Enterprises Inc.	15,044	590,026

		77,944,663

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices Inc.	101,616	15,011,732
Broadcom Inc.	62,307	27,281,120
Cirrus Logic Inc.(a)	15,857	1,303,445
Intel Corp.	1,971,216	98,205,981
Maxim Integrated Products Inc.	51,324	4,549,872
Microchip Technology Inc.	34,994	4,833,021
Micron Technology Inc.(a)	535,483	40,257,612
Silicon Laboratories Inc.(a)	8,615	1,097,034
Skyworks Solutions Inc.	38,269	5,850,565
Synaptics Inc.(a)	8,969	864,612
Texas Instruments Inc.	207,560	34,066,823

		233,321,817

Software — 0.6%
ACI Worldwide Inc.(a)	25,779	990,687
Blackbaud Inc.	13,084	753,115
CDK Global Inc.	29,436	1,525,668
Ceridian HCM Holding Inc.(a)	25,595	2,727,403
Citrix Systems Inc.	20,683	2,690,858
CommVault Systems Inc.(a)	11,428	632,769
InterDigital Inc.	14,788	897,336
j2 Global Inc.(a)	7,611	743,519
NortonLifeLock Inc.	284,103	5,903,660
Oracle Corp.	410,887	26,580,280
Teradata Corp.(a)(b)	33,051	742,656

		44,187,951

Specialty Retail — 2.2%
Advance Auto Parts Inc.	32,570	5,130,101
American Eagle Outfitters Inc.	71,792	1,440,865
AutoNation Inc.(a)(b)	28,255	1,971,917
AutoZone Inc.(a)	4,895	5,802,729
Best Buy Co. Inc.	55,309	5,519,285
CarMax Inc.(a)(b)	78,764	7,440,047
Dick’s Sporting Goods Inc.	31,554	1,773,650

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Foot Locker Inc.	50,107	$2,026,327
Gap Inc. (The)	98,746	1,993,682
Home Depot Inc. (The)	145,002	38,515,431
L Brands Inc.	49,340	1,834,955
Lowe’s Companies Inc.	102,454	16,444,892
Murphy USA Inc.	12,752	1,668,854
O’Reilly Automotive Inc.(a)	11,131	5,037,557
Ross Stores Inc.	171,520	21,064,371
Tiffany & Co.	51,869	6,818,180
TJX Companies Inc. (The)	577,528	39,439,387
Ulta Beauty Inc.(a)	13,249	3,804,583
Urban Outfitters Inc.(a)	32,855	841,088

		168,567,901

Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	617,777	7,320,657
HP Inc.	662,403	16,288,490
NCR Corp.(a)	61,873	2,324,569
NetApp Inc.	107,230	7,102,915
Seagate Technology PLC	107,300	6,669,768
Western Digital Corp.	146,040	8,089,155
Xerox Holdings Corp.	79,988	1,854,922

		49,650,476

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	20,955	1,971,237
Columbia Sportswear Co.	8,477	740,720
Hanesbrands Inc.	167,200	2,437,776
Nike Inc., Class B	217,369	30,751,193
PVH Corp.	34,126	3,204,090
Ralph Lauren Corp.	23,145	2,401,062
Skechers U.S.A. Inc., Class A(a)	65,079	2,338,939
Tapestry Inc.	133,157	4,138,520
Under Armour Inc., Class A(a)	90,500	1,553,885
Under Armour Inc., Class C, NVS(a)(b)	93,418	1,390,060
VF Corp.	154,403	13,187,560

		64,115,042

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	26,982	1,165,622
MGIC Investment Corp.	162,519	2,039,614
New York Community Bancorp. Inc.	222,677	2,349,242
Washington Federal Inc.	36,394	936,782

		6,491,260

Tobacco — 1.3%
Altria Group Inc.	893,934	36,651,294
Philip Morris International Inc.	749,099	62,017,906

		98,669,200

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	68,894	$3,364,094
GATX Corp.	16,802	1,397,590
MSC Industrial Direct Co. Inc., Class A	10,981	926,687
Univar Solutions Inc.(a)	81,170	1,543,042
Watsco Inc.	5,984	1,355,675
WW Grainger Inc.	8,437	3,445,164

		12,032,252

Water Utilities — 0.1%
American Water Works Co. Inc.	43,508	6,677,173
Essential Utilities Inc.	53,570	2,533,325

		9,210,498

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	47,786	887,386
T-Mobile U.S. Inc.(a)	87,372	11,782,114

		12,669,500

Total Common Stocks — 99.8% (Cost: $7,135,859,090)		7,641,995,877

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(f)(g)	30,194,750	30,212,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(f)	9,260,000	9,260,000

		39,472,867

Total Short-Term Investments — 0.5% (Cost: $39,445,500)		39,472,867

Total Investments in Securities — 100.3% (Cost: $7,175,304,590)		7,681,468,744

Other Assets, Less Liabilities — (0.3)%		(19,708,129)

Net Assets — 100.0%		$7,661,760,615

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,506,392	$—	$(37,375,497	)(a)	$73,537	$8,435	$30,212,867	30,194,750	$322,665	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,543,000	—	(283,000	)(a)	—	—	9,260,000	9,260,000	13,978		—
BlackRock Inc.	13,419,525	11,307,798	(20,180,675)		6,190,596	3,999,489	14,736,733	20,424	443,996		—

					$6,264,133	$4,007,924	$54,209,600		$780,639		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	52	03/19/21	$ 9,747	$221,790
S&P MidCap 400 E-Mini Index	34	03/19/21	7,832	233,048

				$454,838

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$7,641,995,877	$—	$0	(a)	$7,641,995,877
Money Market Funds	39,472,867	—	—		39,472,867

	$7,681,468,744	$—	$0	(a)	$7,681,468,744

Derivative financial instruments(b)
Assets
Futures Contracts	$454,838	$—	$—		$454,838

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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